Investment Strategy	Jul. 13, 2026
Value Line Small Cap Opportunities Fund, Inc.
Prospectus [Line Items]
Strategy Narrative [Text Block]
Although there is not a universal definition, the Fund considers a “small-market capitalization company” to be a company with a market capitalization that is less than the value of the largest capitalization company in the Russell 2000 Index or $22~~12~~ billion, whichever is greater. The market capitalizations of companies within the Russell 2000 Index change and, as of June 30~~March 31~~, 2026, the largest stock by market capitalization was $13.5~~63.6~~ billion.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
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